Income Taxes (Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Deferred tax assets: Net operating loss carryforwards	$ 36,841	$ 32,084
Deferred tax assets: Goodwill	1,762	2,145
Deferred tax assets: Other	3,399	3,414
Total gross deferred tax assets	42,002	37,643
Less - valuation allowance	(42,002)	(37,643)	(27,311)	(26,988)
Net deferred tax assets
Deferred tax liability - Intangible assets	(53)	(65)
Net deferred tax liability	$ (53)	$ (65)